Net fee income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	$ 6,410	$ 6,742	$ 5,858
Fee expense arising from financial liabilities not at fair value through profit or loss	1,613	1,520	1,260
Fee income arising from trust and fiduciary activities	3,506	3,849	3,426
Fee expense arising from trust and fiduciary activities	$ 422	$ 305	$ 267